Segment reporting (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 232,371	$ 205,118
Trade receivables	19,199	20,613
Two Customers | PERU
Disclosure of operating segments [line items]
Revenue	$ 168,657	$ 154,153
Percentage of revenue	73.00%	75.00%
Information about major customers	2	2
Trade receivables	$ 15,204
Two Customers | MEXICO
Disclosure of operating segments [line items]
Revenue	$ 63,714	$ 50,965
Percentage of revenue	27.00%	25.00%
Information about major customers	2	2
Trade receivables	$ 3,995
First Customer | PERU
Disclosure of operating segments [line items]
Percentage of revenue	79.00%	73.00%
First Customer | MEXICO
Disclosure of operating segments [line items]
Percentage of revenue	82.00%	88.00%
Second Customer | PERU
Disclosure of operating segments [line items]
Percentage of revenue	21.00%	27.00%
Second Customer | MEXICO
Disclosure of operating segments [line items]
Percentage of revenue	18.00%	12.00%
Yauricocha Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments	$ 1,289
Bolivar Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments	(190)
Cusi Mine
Disclosure of operating segments [line items]
Provisional pricing adjustments	$ (45)